CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 0	$ 3,364
Accounts receivable:
Oil and natural gas sales	22,719	27,476
Joint interest owners and other	29,973	5,602
Short-term derivative instruments	227,991	131,471
Other financial instruments (Note 6)	46,106
Prepaid expenses and other current assets	3,374	11,344
Assets of discontinued operation (Note 3)	345,541	321,536
Total current assets	675,704	500,793
Property and equipment, at cost:
Oil and natural gas properties, successful efforts method (Note 2)	2,160,008	1,317,102
Other	22,822	29,658
Accumulated depreciation, depletion and impairment	(438,383)	(280,116)
Property and equipment, net	1,744,447	1,066,644
Long-term derivative instruments	91,292	123,567
Other long-term assets	4,976	3,586
Assets of discontinued operation (Note 3)	2,566,430	2,865,236
Total assets	5,082,849	4,559,826
Current liabilities:
Accounts payable	25,057	959
Accounts payable - affiliates	5,016	160
Revenues payable	34,026	21,807
Accrued liabilities (Note 2)	68,876	51,236
Liabilties of discontinued operation (Note 3)	91,779	159,946
Total current liabilities	224,754	234,108
Long-term debt	1,012,064	770,545
Asset retirement obligations	10,079	9,829
Deferred tax liabilities	193,733	114,599
Other long-term liabilities	7,195	8,585
Liabilities of discontinued operation (Note 3)	2,167,103	1,719,196
Total liabilities	3,614,928	2,856,862
Commitments and contingencies (Note 15)
Stockholders' equity (deficit):
Preferred stock, $.01 par value: 50,000,000 shares authorized; no shares issued and outstanding
Common stock, $.01 par value: 600,000,000 shares authorized; 205,293,743 shares issued and outstanding at December 31, 2015; 193,435,414 shares issued and outstanding at December 31, 2014	2,053	1,935
Additional paid-in capital	1,560,949	1,367,346
Accumulated earnings (deficit)	(740,175)	(786,871)
Total stockholders' equity	822,827	582,410
Noncontrolling interests	645,094	1,120,554
Total equity	1,467,921	1,702,964
Total liabilities and equity	$ 5,082,849	$ 4,559,826